UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
WASHINGTON, DC    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment: (  )

Institutional Investment Manager filing this Report:

Name: Sands Capital Management, Inc.
Address: 1100 North Glebe Road
         Suite 1000
         Arlington, VA    22201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank M. Sands
Title: President
Phone: 703-528-4000
Signature, Place and Date of Signing:

Frank M. Sands, Arlington, VA, May 4, 1999

Report Type:  13F HOLDING REPORT

List of other Managers Report for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total:  $379,445

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

                                                       FORM 13F INFORMATION TABLE
                                                       Value     Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer              Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories             COM         002824100   12426    265440   SH    SOLE                            265440
American Power Conversion       COM         029066107    6238    231050   SH    SOLE                            231050
BP Amoco                    SPONSERED ADR   055622104     321      3000   SH    SOLE                              3000
BestFoods                       COM         08658U101     287      6100   SH    SOLE                              6100
Bristol-Myers Squibb            COM         110122108     359      5600   SH    SOLE                              5600
Cisco Systems                   COM         17275R102   49312    450085   SH    SOLE                            450085
Coca-Cola Co                    COM         191216100     294      4788   SH    SOLE                              4788
Walt Disney Co                  COM         254687106    6095    195825   SH    SOLE                            195825
EMC Corp                        COM         268648102     383      3000   SH    SOLE                              3000
First Data Corp                 COM         319963104   11534    269800   SH    SOLE                            269800
General Electric                COM         369604103   18973    171506   SH    SOLE                            171506
Harley-Davidson                 COM         412822108   16836    293435   SH    SOLE                            293435
Home Depot                      COM         437076102   19724    316850   SH    SOLE                            316850
Hewlett-Packard                 COM         428236103   11972    176544   SH    SOLE                            176544
Intel Corp                      COM         458140100   30430    255981   SH    SOLE                            255981
Johnson & Johnson               COM         478160104   14156    151410   SH    SOLE                            151410
Johnson Controls                COM         478366107     256      4100   SH    SOLE                              4100
Leggett & Platt                 COM         524660107    5690    284500   SH    SOLE                            284500
McDonald's Corp                 COM         580135101   12100    267044   SH    SOLE                            267044
Merck & Company                 COM         589331107   19803    247156   SH    SOLE                            247156
Microsoft                       COM         594918104   52199    582414   SH    SOLE                            582414
Nike Inc                        COM         654106103    7860    136250   SH    SOLE                            136250
Pepsico Inc                     COM         713448108    8579    218910   SH    SOLE                            218910
T Rowe Price & Assocs           COM         741477103   18865    548800   SH    SOLE                            548800
Schering-Plough                 COM         806605101     316      5720   SH    SOLE                              5720
Charles Schwab & Co             COM         808512105   37122    386187   SH    SOLE                            386187
Wal-Mart                        COM         931142103   17315    187825   SH    SOLE                            187825